Employee benefit expense (Employee benefit expenses) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ 278,980	$ 236,181
Statutory and company benefits	52,247	43,870
Expenses related to defined benefit plans	5,656	5,350
Expenses related to defined contribution plans	15,189	12,939
Equity-settled share-based compensation	6,859	7,837
Cash-settled share-based compensation	24,369	41,839
Employee benefit expense	$ 383,300	$ 348,016